Other assets and liabilities (Policies)	12 Months Ended
Dec. 31, 2025
Other Assets And Liabilities
Accounting policy for other assets and liabilities

Accounting policy for other assets and liabilities

The accounting recognition of obligations arising from divestment is at present value, using a risk-free discount rate, adjusted to reflect the Company's credit risk, being the best estimate of the disbursement required to settle the present obligation on the statement of financial position date. The obligations are subject to significant changes as activity execution schedules are updated and detailed by buyers.